Intangible Assets (Details) - Schedule of major assumptions used by the group in determining the fair value less cost of disposal	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Engineering And Construction [Member]
2019
Gross margin	11.10%	12.50%	12.43%
Terminal growth rate	3.30%	3.00%	3.00%
Discount rate	11.97%	11.06%	11.83%
Electromechanical [Member]
2019
Gross margin	9.04%	9.36%	8.86%
Terminal growth rate		2.00%	2.00%
Discount rate	13.28%	11.77%	11.40%
- Morelco S.A.S. [Member] | Engineering And Construction [Member]
2019
Average revenue growth rate	23.16%	7.60%	5.70%
Terminal growth rate	3.30%	3.00%	3.00%
Discount rate	11.97%	11.06%	11.83%
Vial y Vives - DSD S.A. [Member] | Engineering And Construction [Member]
2019
Average revenue growth rate	5.00%	5.00%	19.58%
Terminal growth rate	3.00%	2.10%	2.00%
Discount rate	17.60%	13.16%	14.12%